Note 5 - Revenue	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of revenue [text block]

Note 5. Revenue

During the three and six months ended June 30, 2026, no revenue has been recognized.

In June 2025, the Gates Foundation awarded the Company a grant of $0.1 million to help the world eradicate polio (poliomyelitis) by exploring design options for a new and unique vaccine. During the three and six months ended June 30, 2025, the Company recognized a nominal amount of grant revenue related to the Gates Foundation Grant.